UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2004

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Libra Advisors, LLC

Address:  909 Third Floor
          29th Floor
          New York, NY 10022


13F File Number: 28-10048

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Ranjan Tandon
Title:  Managing Member
Phone:  (212) 350-5125


Signature, Place and Date of Signing:


/s/ Ranjan Tandon                  New York, NY              November 15, 2004
-----------------------     --------------------------    ----------------------
     [Signature]                 [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       2

Form 13F Information Table Entry Total: 65

Form 13F Information Table Value Total: $260,019
                                       (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No. Form 13F File Number   Name

1.  28-10574               Libra Associates, LLC
2.  28-10573               Libra Fund, L.P.
    ---------              -----------------------------


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


                                                     FORM 13F INFORMATION TABLE
                                                         September 30, 2004


COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7    COLUMN 8

                                 TITLE                    VALUE    SHRS OR   SH/ PUT/   INVESTMT        OTHER      VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS       CUSIP     (X$1000) PRN AMT   PRN CALL   DISCRETN        MGRS   SOLE     SHARED  NONE
--------------                   --------       -----     ------- --------   --- ----   --------        ----   ----     ------  ----
ACTION PERFORMANCE COS INC       COMMON STOCK   004933107   1,132    111,700 SH         Shared-Defined  1,2      111,700
ALLIANCE RESOURCE PARTNERS       COMMON STOCK   01877R108   3,624     65,100 SH         Shared-Defined  1,2       65,100
AMERICAN BANK NOTE HOLOGRAPH     COMMON STOCK   024377103   4,851  2,156,000 SH         Shared-Defined  1,2    2,156,000
APOLLO GOLD CORP                 COMMON STOCK   03761E102   3,346  4,183,100 SH         Shared-Defined  1,2    4,183,100
BEVERLY ENTERPRISES INC          COMMON STOCK   087851309      79     10,500 SH         Shared-Defined  1,2       10,500
BOSTON COMMUNICATIONS GROUP      COMMON STOCK   100582105     241     27,458 SH         Shared-Defined  1,2       27,458
BMC SOFTWARE INC                 COMMON STOCK   55921100    2,879    182,100 SH         Shared-Defined  1,2      182,100
CADENCE DESIGN SYS INC           COMMON STOCK   127387108     442     33,900 SH         Shared-Defined  1,2       33,900
CAMBIOR INC                      COMMON STOCK   13201L103   1,814    594,400 SH         Shared-Defined  1,2      594,400
CAMECO CORP                      COMMON STOCK   13321L108   3,183     40,000 SH         Shared-Defined  1,2       40,000
CANYON RESOURCES CORP            COMMON STOCK   138869300      71     18,600 SH         Shared-Defined  1,2       18,600
CAPITAL ONE FINANCIAL CORP       COMMON STOCK   14040H105   2,919     39,500 SH         Shared-Defined  1,2       39,500
CENTRAL EUROPEAN MEDIA ENT-A     CL A NEW       g20045202   3,761    132,600 SH         Shared-Defined  1,2      132,600
CIT GROUP INC                    COMMON STOCK   125581108   6,360    170,100 SH         Shared-Defined  1,2      170,100
CLAUDE RESOURCES INC             COMMON STOCK   182873109     276    242,000 SH         Shared-Defined  1,2      242,000
COTT CORPORATION                 COMMON STOCK   22163N106     288     10,000 SH         Shared-Defined  1,2       10,000
CRYSTALLEX INTL CORP             COMMON STOCK   22942F101     995    298,100 SH         Shared-Defined  1,2      298,100
DADE BEHRING HOLDINGS INC        COMMON STOCK   23342J206   6,123    109,900 SH         Shared-Defined  1,2      109,900
DATAWATCH CORP                   COMMON STOCK   237917208      63     16,000 SH         Shared-Defined  1,2       16,000
DECODE GENETICS INC              COMMON STOCK   243586104   1,044    138,700 SH         Shared-Defined  1,2      138,700
DESERT SUN MINING CORP           COMMON STOCK   25043V107   2,121  1,894,000 SH         Shared-Defined  1,2    1,894,000
DUN & BRADSTREET CORP            COMMON STOCK   26483E100  21,889    372,900 SH         Shared-Defined  1,2      372,900
ELDORADO GOLD CORPORATION        COMMON STOCK   284902103     834    256,000 SH         Shared-Defined  1,2      256,000
GAMMON LAKE RESOURCES INC        COMMON STOCK   364915108  10,159  1,743,200 SH         Shared-Defined  1,2    1,743,200
GOLD RESERVE INC                 COMMON STOCK   38068N108     891    190,800 SH         Shared-Defined  1,2      190,800
GOLDEN STAR RESOURCES LTD        COMMON STOCK   38119T104   2,177    413,100 SH         Shared-Defined  1,2      413,100
HARMONY GOLD MNG-SPON ADR        Sponsored ADR  413216300   3,683    270,433 SH         Shared-Defined  1,2      270,433
HIGHLAND HOSPITALITY CORP        COMMON STOCK   430141101  10,260  1,000,000 SH         Shared-Defined  1,2    1,000,000
SEABULK INTL, INC.               COMMON STOCK   81169P101     259     25,000 SH         Shared-Defined  1,2       25,000
IMPERIAL SUGAR CO                COMMON STOCK   453096208   1,303     93,527 SH         Shared-Defined  1,2       93,527
INTEROIL CORP                    COMMON STOCK   460951106     241     10,900 SH         Shared-Defined  1,2       10,900
IVANHOE MINES LTD                COMMON STOCK   46579N103   2,252    400,000 SH         Shared-Defined  1,2      400,000
KINROSS GOLD CORP                COMMON STOCK   496902206   1,769    260,900 SH         Shared-Defined  1,2      260,900
KOREA FUND                       COMMON STOCK   500634100   2,196    106,400 SH         Shared-Defined  1,2      106,400
MILLENNIUM CELL INC              COMMON STOCK   60038B105     109     88,980 SH         Shared-Defined  1,2       88,980
MOBILE TELESYSTEMS-SP ADR        Sponsored ADR  607409109  27,534    189,900 SH         Shared-Defined  1,2      189,900
MORGAN STANLEY INDIA INVEST      COMMON STOCK   61745C105     985     43,200 SH         Shared-Defined  1,2       43,200
NEWMONT MINING CORP              COMMON STOCK   651639106   2,190     48,100 SH         Shared-Defined  1,2       48,100
NORTHERN ORION RESOURCES INC     COMMON STOCK   665575106  13,247  5,194,830 SH         Shared-Defined  1,2    5,194,830
VIMPEL-COMMUNICATIONS            Sponsored ADR  68370R109  15,644    143,790 SH         Shared-Defined  1,2      143,790
ORBITAL SCIENCES CORP            COMMON STOCK   685564106     874     76,500 SH         Shared-Defined  1,2       76,500
OREZONE RESOURCES INC            COMMON STOCK   685921108     650    580,000 SH         Shared-Defined  1,2      580,000
P G & E CORP                     COMMON STOCK   69331C108   3,818    125,600 SH         Shared-Defined  1,2      125,600
PEABODY ENERGY CORP              COMMON STOCK   704549104   5,355     90,000 SH         Shared-Defined  1,2       90,000
PETRO-CANADA                     COMMON STOCK   71644E102   3,909     75,000 SH         Shared-Defined  1,2       75,000
PLACER DOME INC                  COMMON STOCK   725906101   2,523    126,910 SH         Shared-Defined  1,2      126,910
PROVIDENT ENERGY TRUST-UTS       COMMON STOCK   74386K104   4,149    467,346 SH         Shared-Defined  1,2      467,346
RIO NARCEA GOLD MINES LTD        COMMON STOCK   766909105   1,371    555,000 SH         Shared-Defined  1,2      555,000
SHARPER IMAGE CORP               COMMON STOCK   820013100   1,087     50,698 SH         Shared-Defined  1,2       50,698
TEMPLETON RUSSIA & EAST EURO     COMMON STOCK   88022F105   2,295     60,400 SH         Shared-Defined  1,2       60,400
TESCO CORP                       COMMON STOCK   88157K101   4,408    408,150 SH         Shared-Defined  1,2      408,150
INDIA FUND INC                   COMMON STOCK   454089103   6,166    259,633 SH         Shared-Defined  1,2      259,633
TRANSALTA CORP                   COMMON STOCK   89346D107   4,784    365,900 SH         Shared-Defined  1,2      365,900
UNITEDGLOBALCOM INC -CL A        CL A           913247508   1,595    213,472 SH         Shared-Defined  1,2      213,472
WASHINGTON GROUP INTL INC        COMMON STOCK   938862208  16,206    468,100 SH         Shared-Defined  1,2      468,100
WASTE SERVICES INC               COMMON STOCK   941075103     618    220,000 SH         Shared-Defined  1,2      220,000
WESTAIM CORP                     COMMON STOCK   956909105  10,330  4,199,753 SH         Shared-Defined  1,2    4,199,753
WESTERN SILVER CORP              COMMON STOCK   959531104   1,848    198,200 SH         Shared-Defined  1,2      198,200
WHEATON RIVER MINERALS LTD       COMMON STOCK   962902102   7,480  2,374,900 SH         Shared-Defined  1,2    2,374,900
WOLFDEN RESOURCES INC            COMMON STOCK   977752104   7,141  1,748,900 SH         Shared-Defined  1,2    1,748,900
WTS/AGNICO-EAGLE MINES
    LIMITED 19 11/7/07           Warrants       008474132      40     12,500 SH         Shared-Defined  1,2       12,500
WTS/WHEATON RIVER MINERALS
    LTD  1.65 05/30/07           Warrants       962902144   5,638  2,982,925 SH         Shared-Defined  1,2    2,982,925
WTS/WHEATON RIVER MINERALS
    LTD  1.65 05/30/08           Warrants       962902177   1,255    671,475 SH         Shared-Defined  1,2      671,475
YAMANA GOLD INC                  COMMON STOCK   98462Y100   1,976    766,700 SH         Shared-Defined  1,2      766,700
ZENITH NATIONAL INSURANCE CP     COMMON STOCK   989390109   1,269     30,000 SH         Shared-Defined  1,2       30,000



03784.0001 #526005